NOTE 11. INCOME TAXES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Note 11. Income Taxes Details Narrative
Operating Loss Carryforwards	$ 7,100
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2019